OTHER EXPENSE (INCOME) - Other Expense (Income) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Other Operating Expenses [Abstract]
Bank charges	$ 3	$ 7	$ 8	$ 14
Bulyanhulu reduced operations program costs	6	9	12	17
Insurance payment to Porgera JV	0	13	0	13
Litigation	9	(1)	19	26
Miscellaneous write-offs	0	3	2	4
Acacia - other	4	4	5	5
Other expenses, by nature	0	9	8	18
Other Operating Expenses	22	44	54	97
Other Income:
Gains (losses) on disposals of non-current assets	(12)	(2)	(12)	(48)
Other	(3)	(4)	(8)	(10)
Total other income	(15)	(6)	(20)	(58)
Total	$ 7	$ 38	$ 34	$ 39